Financials Liabilities (Details) $ / shares in Units, ₪ in Thousands												1 Months Ended	2 Months Ended	12 Months Ended
	May 09, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Aug. 17, 2023 $ / shares	Aug. 10, 2023 USD ($)	Jun. 11, 2023	May 08, 2023 USD ($) shares	May 04, 2023 USD ($)	Feb. 28, 2023 $ / shares	Feb. 23, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	May 26, 2010	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 $ / shares	Mar. 31, 2022 shares
Financials Liabilities (Details) [Line Items]
Convertible loan agreement									$ 500,000	₪ 5,000
Percentage of annual rate									8.00%	8.00%
Conversion price per share (in Dollars per share) | $ / shares			$ 2											$ 1.5
Legal and commitment fee		3.50%			35.00%
Trading days					5,000,000
Conversion price discount					40.00%
Average price percentage					40.00%
Pay a commission	$ 1,151			$ 125,000										$ 1,151,000	₪ 467
Consulting fee				$ 96,000
Warrants to purchase (in New Shekels) | ₪															₪ 375
Issuance and sale price						$ 6,000,000
Issuance of warrants						$ 7,200,000
Ordinary shares (in Shares) | shares						2,458,210							2,215,373	1,412,925	1,412,925
Initial funding		$ 4,500,000
Commitment fee received		$ 1,500,000										$ 50
Issuance and sale price														$ 3,781,000
Issuance of additional warrants														12,000,000
Repayment amount														600,000
Increase monthly payment														$ 1,500,000
Percentage of repayment share price														90.00%	90.00%
Converted an aggregated amount													$ 4,800,000
Purchased an aggregate principal amount														$ 2,700,000
Weighted average price per share (in Dollars per share) | $ / shares														$ 1.83
Weighted average price, percentage														75.00%	75.00%
Issued ordinary shares (in Shares) | shares																	40,000
Weighted average exercise price (in Dollars per share) | $ / shares														$ 12.8		$ 4.69
Owned ordinary shares											7.00%			4.99%	4.99%
Total consideration amount														$ 4,779,000
Loan amount													$ 10,604,000	$ 10,604,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.8							$ 11.5
Warrant issued and outstanding of ordinary shares (in Dollars per share) | $ / shares														$ 0.899
Converted warrant (in Dollars per share) | $ / shares														$ 0.899
Warrants to purchase share (in Shares) | shares														1,604,383	1,604,383
Exercise price per share (in Dollars per share) | $ / shares													$ 127.9	$ 127.9
Ordinary shares [Member]
Financials Liabilities (Details) [Line Items]
Ordinary shares (in Shares) | shares														1	1
Repayment amount of shares (in Shares) | shares														1.05	1.05
Weighted average price per share (in Dollars per share) | $ / shares														$ 2.5
Issued ordinary shares (in Shares) | shares													1,150,217	1,150,217
Private Warrants [Member]
Financials Liabilities (Details) [Line Items]
Warrant issued (in Shares) | shares														53,599	53,599
Public Warrants [Member]
Financials Liabilities (Details) [Line Items]
Warrant issued (in Shares) | shares														1,550,784	1,550,784
Convertible Loans [Member]
Financials Liabilities (Details) [Line Items]
Convertible loan agreement									$ 2,800,000	₪ 10,000
Pay a commission | ₪															₪ 375
Warrants to purchase							$ 16,000,000
Convertible Loan Agreements [Member]
Financials Liabilities (Details) [Line Items]
Convertible loan agreement									$ 1,400,000	₪ 1,850
Loan commitments [member]
Financials Liabilities (Details) [Line Items]
Pay a commission														$ 105,000	₪ 375
Second Tranche [Member]
Financials Liabilities (Details) [Line Items]
Issuance and sale price														$ 10,000,000
Exercise Price [Member]
Financials Liabilities (Details) [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares														$ 2.43